Federated Hermes MDT Large Cap Growth ETF
Portfolio of Investments
May 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—99.6%
		Communication Services—11.1%
101,530		Alphabet, Inc., Class A	$ 38,615,920
28,807		Meta Platforms, Inc.	18,220,716
34,417	[1]	Netflix, Inc.	2,960,550
29,466	[1]	Pinterest, Inc.	590,793
1	[1]	Reddit, Inc.	176
1,720	[1]	Roku, Inc.	223,910
111,662	[1]	Trade Desk, Inc./The	2,407,433
37,570	[1]	ZoomInfo Technologies, Inc.	125,108
		TOTAL	63,144,606
		Consumer Discretionary—12.8%
15,001	[1]	Airbnb, Inc.	1,999,783
94,722	[1]	Amazon.com, Inc.	25,635,562
50	[1]	AutoZone, Inc.	146,760
6,680		Booking Holdings, Inc.	1,118,432
713		Domino’s Pizza, Inc.	221,444
2,007	[1]	Duolingo, Inc.	223,500
1		eBay, Inc.	109
26,479	[1]	Five Below, Inc.	6,020,265
38,242	[1]	Lululemon Athletica, Inc.	5,016,586
2,165		Murphy USA, Inc.	1,095,555
4,378	[1]	On Holding AG	178,710
7,319	[1]	SharkNinja, Inc.	892,113
32,120	[1]	Tesla, Inc.	13,997,575
1		TJX Cos., Inc.	155
3,341	[1]	Ulta Beauty, Inc.	1,700,068
150,376	[1]	Viking Holdings Ltd.	13,851,133
7,644	[1]	Wayfair, Inc.	552,355
		TOTAL	72,650,105
		Consumer Staples—2.6%
13,559		Costco Wholesale Corp.	12,966,743
36,459	[1]	Maplebear, Inc.	1,451,068
		TOTAL	14,417,811
		Energy—0.2%
10,369		Weatherford International PLC	1,074,643
		Financials—5.9%
21,596		Ameriprise Financial, Inc.	9,625,553
22,500		Bank of New York Mellon Corp.	3,137,175
236,542	[1]	Fiserv, Inc.	13,378,816
8,141		Mastercard, Inc.	4,021,491
412		MSCI, Inc., Class A	260,129
116,333	[1]	StoneCo Ltd.	1,332,013
12,414	[1]	Toast, Inc.	323,136
2,029		Visa, Inc., Class A	662,184
65,774		Western Union Co.	534,743
		TOTAL	33,275,240
		Health Care—7.8%
53,310		AbbVie, Inc.	11,606,653

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
9,149	[1]	Align Technology, Inc.	$ 1,600,617
2,651	[1]	Alnylam Pharmaceuticals, Inc.	800,549
8,804		Amgen, Inc.	2,965,099
3,731		Cardinal Health, Inc.	734,261
2,503		Cencora, Inc.	674,208
8,994		Eli Lilly & Co.	9,938,370
13,231	[1]	Illumina, Inc.	2,156,124
1,917	[1]	Incyte Genomics, Inc.	185,451
1,033	[1]	Insulet Corp.	149,723
5,640	[1]	Intuitive Surgical, Inc.	2,394,970
4,701		Regeneron Pharmaceuticals, Inc.	2,890,081
24,563	[1]	Veeva Systems, Inc.	4,282,313
2,376	[1]	Vertex Pharmaceuticals, Inc.	1,063,355
38,234		Zoetis, Inc.	2,970,399
		TOTAL	44,412,173
		Industrials—7.1%
1,492		Acuity, Inc.	455,224
37,941		Allison Transmission Holdings, Inc.	4,307,442
16,415	[1]	Copart, Inc.	537,919
24,653		GE Aerospace	7,981,655
16,933		GE Vernova, Inc.	16,396,563
10,351		Paycom Software, Inc.	1,445,724
11,601		Southwest Airlines Co.	498,263
3,812		Trane Technologies PLC	1,720,356
29,398	[1]	Uber Technologies, Inc.	2,069,619
31,025		Veralto Corp.	2,551,186
8,132		Vertiv Holdings Co.	2,567,354
		TOTAL	40,531,305
		Information Technology—52.0%
23,116	[1]	Adobe, Inc.	5,991,898
9,766	[1]	Advanced Micro Devices, Inc.	5,040,233
117		Amphenol Corp., Class A	17,405
225,259		Apple, Inc.	70,294,324
2,650		Applied Materials, Inc.	1,192,659
42,401	[1]	Arista Networks, Inc.	6,761,687
20,269	[1]	Atlassian Corp. PLC	2,181,147
1,733	[1]	Autodesk, Inc.	400,860
85,034		Broadcom, Inc.	37,990,640
667	[1]	Cadence Design Systems, Inc.	250,078
6,716	[1]	Crowdstrike Holdings, Inc.	4,909,396
11,239	[1]	DocuSign, Inc.	590,272
5,641	[1]	Enphase Energy, Inc.	385,619
7,002	[1]	EPAM Systems, Inc.	717,425
30,747	[1]	Fortinet, Inc.	4,242,164
17,041	[1]	Gartner, Inc., Class A	2,764,050
23,843	[1]	GoDaddy, Inc.	2,046,445
1,363	[1]	HubSpot, Inc.	300,719
16,765		Intuit, Inc.	5,558,100
862		KLA Corp.	1,656,514
7,629		Lam Research Corp.	2,427,395
1,681	[1]	Lumentum Holdings, Inc.	1,437,188
99,781		Microsoft Corp.	44,925,397

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,910	[1]	MongoDB, Inc.	$ 640,901
21,459		NetApp, Inc.	3,740,089
363,895		NVIDIA Corp.	76,832,790
1,304		Oracle Corp.	294,417
34,212	[1]	Palantir Technologies, Inc.	5,355,547
1,488	[1]	Palo Alto Networks, Inc.	419,155
24,706		Pegasystems, Inc.	882,745
1,975		Qualcomm, Inc.	495,765
1		Salesforce, Inc.	191
325	[1]	ServiceNow, Inc.	40,420
2,636	[1]	Snowflake, Inc.	673,630
4,437		Texas Instruments, Inc.	1,356,302
1,121	[1]	Tyler Technologies, Inc.	351,041
16,403	[1]	Workday, Inc.	2,397,955
		TOTAL	295,562,563
		Materials—0.1%
7,755		Celanese Corp.	412,023
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $494,459,418)	565,480,469
		OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	2,524,801
		NET ASSETS—100%	$568,005,270

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.